Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital
Schedule of issues and fully paid

	Number of				Shares held for
	ordinary				shares award
	shares	Share capital	Share premium	Treasury shares	scheme	Total
		RMB	RMB	RMB	RMB	RMB
As of January 1, 2022	1,205,852,426	156	392,823,079	—	(3)	392,823,232
Bulk issuance of ADSs reserved for share incentive plans	20,917,324	3	—	—	(3)	—
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	2,901,666	—	1	2,901,667
As of December 31, 2022	1,226,769,750	159	395,724,745	—	(5)	395,724,899

As of January 1, 2023	1,226,769,750	159	395,724,745	—	(5)	395,724,899
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	1,865,862	—	1	1,865,863
Repurchase of ordinary shares (b)	—	—	—	(112,666)	—	(112,666)
As of December 31, 2023	1,226,769,750	159	397,590,607	(112,666)	(4)	397,478,096

As of January 1, 2024	1,226,769,750	159	397,590,607	(112,666)	(4)	397,478,096
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	1,399,704	—	1	1,399,705
Repurchase of ordinary shares (b)	—	—	—	(4,872,181)	—	(4,872,181)
Cancellation of ordinary shares (b)	(38,008,934)	(5)	(4,460,356)	4,460,361	—	—
As of December 31, 2024	1,188,760,816	154	394,529,955	(524,486)	(3)	394,005,620

(a)

For the years ended December 31, 2022, 2023 and 2024, the changes of the number of exercise of share options and vesting of restricted shares and RSUs, net were 14,320,139, 6,552,299 and 5,953,956, respectively.

(b)

The Company repurchased 4,244,255 ADSs, equals to 1,061,064 Class A ordinary shares, from the open market with an aggregate purchase price of RMB112,666 (US$15,860) during the year ended December 31, 2023.

The Company repurchased 163,105,636 ADSs, equals to 40,776,409 Class A ordinary shares, from the open market with an aggregate purchase price of RMB4,872,181 (US$687,755) during the year ended December 31, 2024.

As of December 31, 2024, 152,035,736 ADSs, equals to 38,008,934 Class A ordinary shares had been cancelled. The remaining approximately 15,314,155 ADSs, equals to 3,828,539 Class A ordinary shares which had not been cancelled as of December 31, 2024 were recorded in the treasury stock account. As of March 12, 2025, these remaining ADSs had been cancelled.